Schedule of Investments - Virtus Newfleet Dynamic Credit ETF

April 30, 2020 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS – 32.7%

Communication Services – 5.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	$45,000	$46,109
Cincinnati Bell, Inc., 7.00%, 07/15/24(1)	45,000	45,830
Consolidated Communications, Inc., 6.50%, 10/01/22	50,000	45,187
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 08/15/26(1)	15,000	11,471
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 08/15/27(1)	35,000	19,325
DISH DBS Corp., 5.00%, 03/15/23	40,000	38,350
iHeartCommunications, Inc., 8.38%, 05/01/27	21,420	17,985
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	10,000	8,596
Sirius XM Radio, Inc., 4.63%, 07/15/24(1)	15,000	15,372
Sirius XM Radio, Inc., 5.50%, 07/01/29(1)	25,000	26,490
Sprint Corp., 7.88%, 09/15/23	70,000	79,100
Twitter, Inc., 3.88%, 12/15/27(1)	25,000	25,054
Univision Communications, Inc., 5.13%, 02/15/25(1)	30,000	26,513
Total Communication Services		405,382

Consumer Discretionary – 3.4%
American Axle & Manufacturing, Inc., 6.50%, 04/01/27	25,000	18,970
Carnival Corp., 11.50%, 04/01/23(1)	5,000	5,236
Dana, Inc., 5.38%, 11/15/27	25,000	22,219
Golden Nugget, Inc., 8.75%, 10/01/25(1)	40,000	22,650
Lithia Motors, Inc., 4.63%, 12/15/27(1)	30,000	28,537
M/I Homes, Inc., 4.95%, 02/01/28(1)	50,000	44,062
MGM Resorts International, 5.50%, 04/15/27	17,000	15,698
Michaels Stores, Inc., 8.00%, 07/15/27(1)	10,000	7,006
Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower / NMG, 8.00%, 10/25/24(1)(2)	120,000	10,800
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.50%, 05/15/27(1)	25,000	21,304
QVC, Inc., 4.75%, 02/15/27	20,000	18,400
Scientific Games International, Inc., 8.25%, 03/15/26(1)	20,000	15,194
Scientific Games International, Inc., 7.00%, 05/15/28(1)	20,000	14,493
Station Casinos LLC, 4.50%, 02/15/28(1)	30,000	24,188
Total Consumer Discretionary		268,757

Consumer Staples – 1.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 01/15/27(1)	55,000	55,531
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 04/15/25(1)	30,000	30,061
Total Consumer Staples		85,592

Energy – 2.7%
Cheniere Energy Partners LP, 4.50%, 10/01/29(1)	55,000	50,993
Citgo Holding, Inc., 9.25%, 08/01/24(1)	25,000	22,656
Nabors Industries, Inc., 5.75%, 02/01/25	20,000	4,746
Parsley Energy LLC / Parsley Finance Corp., 4.13%, 02/15/28(1)	25,000	20,656
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	25,000	16,576
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 04/15/26	25,000	22,305
Transocean, Inc., 8.00%, 02/01/27(1)	10,000	3,950
Transocean, Inc., 6.80%, 03/15/38	25,000	5,688
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	20,000	16,194
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/27	10,000	8,247
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 04/15/23(1)	70,000	37,800
Total Energy		209,811

Financials – 3.6%
Acrisure, LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	30,000	26,737
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	55,000	52,594
JPMorgan Chase & Co., Series HH, 4.60%, (SOFR + 3.13%), perpetual(3)(4)	22,000	19,761
KeyCorp., Series D, 5.00%, (3-Month USD LIBOR + 3.61%), perpetual(3)(4)	25,000	23,021
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	25,000	17,531
MSCI, Inc., 4.00%, 11/15/29(1)	30,000	31,286
Navient Corp., 5.00%, 03/15/27	10,000	8,483
Springleaf Finance Corp., 7.13%, 03/15/26	35,000	32,604
Springleaf Finance Corp., 5.38%, 11/15/29	5,000	4,174
Synovus Financial Corp., 5.90%, (USD 5 Year Swap + 3.38%), 02/07/29(3)	25,000	23,908
Voya Financial, Inc., 5.65%, (3-Month USD LIBOR + 3.58%), 05/15/53(3)	45,000	44,179
Total Financials		284,278

Health Care – 4.3%
Bausch Health Cos., Inc., 7.00%, 01/15/28(1)	50,000	52,107
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(1)	15,000	15,370
Charles River Laboratories International, Inc., 4.25%, 05/01/28(1)	15,000	15,201
CHS/Community Health Systems, Inc., 6.63%, 02/15/25(1)	25,000	23,094
HCA, Inc., 5.88%, 02/01/29	70,000	80,426
LifePoint Health, Inc., 4.38%, 02/15/27(1)	20,000	18,925
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(1)	10,000	9,038
Select Medical Corp., 6.25%, 08/15/26(1)	40,000	38,384
Tenet Healthcare Corp., 4.88%, 01/01/26(1)	45,000	44,705
Tenet Healthcare Corp., 5.13%, 11/01/27(1)	15,000	14,860
West Street Merger Sub, Inc., 6.38%, 09/01/25(1)	30,000	28,163
Total Health Care		340,273

Industrials – 3.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 07/15/26(1)	45,000	46,476
ASGN, Inc., 4.63%, 05/15/28(1)	28,000	25,952
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	25,000	23,954
Hillman Group, Inc. (The), 6.38%, 07/15/22(1)	9,000	6,858

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

April 30, 2020 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Industrials (continued)
Signature Aviation US Holdings, Inc., 4.00%, 03/01/28(1)	$50,000	$42,732
SRS Distribution, Inc., 8.25%, 07/01/26(1)	25,000	23,428
TransDigm, Inc., 6.25%, 03/15/26(1)	35,000	34,421
TransDigm, Inc., 5.50%, 11/15/27(1)	40,000	33,986
Total Industrials		237,807

Information Technology – 1.8%
Dun & Bradstreet Corp. (The), 10.25%, 02/15/27(1)	25,000	27,304
Open Text Holdings, Inc., 4.13%, 02/15/30(1)	25,000	24,435
Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/25(1)	45,000	44,878
Science Applications International Corp., 4.88%, 04/01/28(1)	5,000	4,920
ViaSat, Inc., 5.63%, 09/15/25(1)	45,000	42,534
Total Information Technology		144,071

Materials – 3.9%
Cleveland-Cliffs, Inc., 6.75%, 03/15/26(1)	5,000	4,386
Hecla Mining Co., 7.25%, 02/15/28	15,000	14,756
Kaiser Aluminum Corp., 4.63%, 03/01/28(1)	25,000	23,391
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 04/15/25(1)	43,000	41,581
LSB Industries, Inc., 9.63%, 05/01/23(1)	25,000	23,432
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25(1)	35,000	27,606
Novelis Corp., 4.75%, 01/30/30(1)	25,000	22,368
Olin Corp., 5.63%, 08/01/29	45,000	40,878
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/26(1)	25,000	24,933
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29	35,000	34,346
TPC Group, Inc., 10.50%, 08/01/24(1)	23,000	18,922
Trident TPI Holdings, Inc., 9.25%, 08/01/24(1)	20,000	17,646
Trident TPI Holdings, Inc., 6.63%, 11/01/25(1)	20,000	15,904
Total Materials		310,149

Real Estate – 1.9%
ESH Hospitality, Inc., 4.63%, 10/01/27(1)	55,000	49,913
Iron Mountain, Inc., 4.88%, 09/15/29(1)	30,000	28,899
iStar, Inc., 4.25%, 08/01/25	25,000	19,906
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.13%, 12/15/24(1)	65,000	50,456
Total Real Estate		149,174

Utilities – 1.8%
DPL, Inc., 4.35%, 04/15/29	55,000	53,640
Talen Energy Supply, LLC, 6.63%, 01/15/28(1)	45,000	42,655
TerraForm Power Operating LLC, 5.00%, 01/31/28(1)	40,000	42,148
Total Utilities		138,443

Total Corporate Bonds
(Cost $2,936,749)		2,573,737

U.S. GOVERNMENT SECURITIES – 31.9%
U.S. Treasury Note 0.38%, 03/31/22
(Cost $2,506,454)	2,500,000	2,508,936

TERM LOANS – 27.1%

Chemicals – 0.2%
Hexion, Inc., 4.94%, (3-Month USD LIBOR + 3.50%), 07/01/26(3)	19,850	19,059

Consumer Non-Durables – 0.3%
Kronos Acquisition Intermediate, Inc. (aka KIK Custom Products), 5.00%, (1-Month USD LIBOR + 4.00%), 05/15/23(3)	30,000	27,058

Energy – 0.7%
CITGO Petroleum Corp., 6.00%, (2-Month USD LIBOR + 5.00%), 03/28/24(3)	59,102	53,192

Financials – 2.5%
Ellie Mae, Inc., 5.20%, (3-Month USD LIBOR + 3.75%), 04/17/26(3)	208,950	198,764

Forest Prod/Containers – 1.7%
Berlin Packaging LLC, 3.99%, (1-Month USD LIBOR + 3.00%), 11/07/25(3)	144,593	132,182
Berlin Packaging LLC, 4.46%, (3-Month USD LIBOR + 3.00%), 11/07/25(3)	1,965	1,796
Total Forest Prod/Containers		133,978

Gaming/Leisure – 2.9%
Everi Holdings, Inc., 3.82%, (3-Month USD LIBOR + 2.75%), 05/09/24(3)	99,930	87,017
Golden Nugget LLC, 3.70%, (3-Month USD LIBOR + 2.50%), 10/04/23(3)	78,835	64,162
Golden Nugget LLC, 3.25%, (1-Month USD LIBOR + 2.50%), 10/04/23(3)	92,356	75,167
Total Gaming/Leisure		226,346

Health Care – 3.3%
Eyecare Partners LLC, 4.82%, (3-Month USD LIBOR + 3.75%), 02/18/27(3)	24,677	20,677
Eyecare Partners LLC, 02/18/27(5)	5,758	4,825
GREATBATCH Ltd., 3.50%, (1-Month USD LIBOR + 2.50%), 10/27/22(3)	163,348	160,056
Sotera Health Holdings LLC, 5.50%, (1-Month USD LIBOR + 4.50%), 12/11/26(3)	55,000	53,096
Zelia Payments Buyer, Inc., 5.15%, (1-Month USD LIBOR + 4.75%), 09/30/26(3)	19,950	19,249
Total Health Care		257,903

Housing – 3.5%
CPG International LLC (fka CPG International, Inc.), 5.93%, (3-Month USD LIBOR + 3.75%), 05/05/24(3)	141,412	129,357
Siteone Landscape Supply, LLC (fka John Deere Landscapes LLC), 3.75%, (1-Month USD LIBOR + 2.75%), 10/29/24(3)	154,248	146,535
Total Housing		275,892

Information Technology – 5.3%
Applied Systems, Inc., 4.70%, (3-Month USD LIBOR + 3.25%), 09/19/24(3)	118,720	114,282
Applied Systems, Inc., 8.45%, (3-Month USD LIBOR + 7.00%), 09/19/25(3)	60,000	57,718
Kronos, Inc., 4.76%, (3-Month USD LIBOR + 3.00%), 11/01/23(3)	162,414	157,550
Vertafore, Inc., 3.65%, (1-Month USD LIBOR + 3.25%), 07/02/25(3)	91,950	85,088
Total Information Technology		414,638

Manufacturing – 1.3%
Gardner Denver, Inc., 2.15%, (1-Month USD LIBOR + 1.75%), 03/01/27(3)	106,767	101,922

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

April 30, 2020 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Media/Telecom - Broadcasting – 0.3%
Diamond Sports Group LLC, 3.82%, (1-Month USD LIBOR + 3.25%), 08/24/26(3)	$34,825	$28,655

Media/Telecom - Cable/Wireless Video – 0.1%
Ziggo BV, 3.31%, (1-Month USD LIBOR + 2.50%), 04/30/28(3)	10,000	9,412

Media/Telecom - Telecommunications – 0.3%
CenturyLink, Inc., 2.65%, (1-Month USD LIBOR + 2.25%), 03/15/27(3)	24,938	23,692

Service – 0.3%
TRC Cos., Inc., 6.45%, (3-Month USD LIBOR + 5.00%), 06/21/24(3)	24,875	22,636

Transportation - Automotive – 1.9%
Accuride Corp., 6.70%, (3-Month USD LIBOR + 5.25%), 11/17/23(3)	194,525	84,943
Panther BF Aggregator 2 LP, 3.90%, (1-Month USD LIBOR + 3.50%), 04/30/26(3)	69,650	63,347
Total Transportation - Automotive		148,290

Utilities – 2.5%
Calpine Corp., 2.66%, (1-Month USD LIBOR + 2.25%), 04/05/26(3)	163,763	158,338
Talen Energy Supply, LLC, 4.15%, (1-Month USD LIBOR + 3.75%), 07/08/26(3)	39,800	36,616
Total Utilities		194,954

Total Term Loans
(Cost $2,391,720)		2,136,391

FOREIGN BONDS – 1.6%

Communication Services – 0.3%
Telesat Canada / Telesat LLC, 4.88%, 06/01/27 (Canada)(1)	25,000	24,531

Energy – 0.3%
MEG Energy Corp., 7.13%, 02/01/27 (Canada)(1)	25,000	17,406

Health Care – 0.4%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	35,000	30,671

Industrials – 0.3%
Garda World Security Corp., 4.63%, 02/15/27 (Canada)(1)	25,000	24,219

Materials – 0.3%
Teck Resources Ltd., 6.13%, 10/01/35 (Canada)	25,000	24,762

Total Foreign Bonds
(Cost $131,237)		121,589

MONEY MARKET FUND - 7.5%
JP Morgan U.S. Government Money Market Institutional Shares, 0.19%(6) (Cost $591,394)	591,394	591,394

TOTAL INVESTMENTS - 100.8%
(Cost $8,557,554)		7,932,047
Liabilities in Excess of Other Assets - (0.8)%		(61,724)
Net Assets - 100.0%		$7,870,323

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2020, the aggregate value of these securities was $1,857,552, or 23.6% of net assets.
(2)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(3)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2020.
(4)	Perpetual security with no stated maturity date.
(5)	The loan will settle after April 30, 2020 at which the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(6)	The rate shown reflects the seven-day yield as of April 30, 2020.

Abbreviations:
LIBOR — London InterBank Offered Rate
SOFR — Secured Overnight Financing Rate
USD — United States Dollar

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

April 30, 2020 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$2,573,737	$—	$2,573,737
U.S. Government Securities	—	2,508,936	—	2,508,936
Term Loans	—	2,136,391	—	2,136,391
Foreign Bonds	—	121,589	—	121,589
Money Market Fund	591,394	—	—	591,394
Total	$591,394	$7,340,653	$—	$7,932,047